Consolidated Statement of Changes in Shareholders' Equity (USD $)	Common Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Comprehensive Income [Member]	Total
Balance at Dec. 31, 2008	$ 8,846,670	$ 42,461,137	$ 643,359	$ (9,015,568)		$ 42,935,598
Net income		3,134,952			3,134,952	3,134,952
Other comprehensive income:
Unrealized gain (loss) on available for sale securities, net of tax			(626,754)		(626,754)	(626,754)
Comprehensive income					2,508,198
Cash dividends paid		(1,853,242)				(1,853,242)
Purchase of treasury shares, at cost				(527,146)		(527,146)
Balance at Dec. 31, 2009	8,846,670	43,742,847	16,605	(9,542,714)		43,063,408
Net income		2,979,476			2,979,476	2,979,476
Other comprehensive income:
Unrealized gain (loss) on available for sale securities, net of tax			(400,274)		(400,274)	(400,274)
Comprehensive income					2,579,202
Cash dividends paid		(1,880,953)				(1,880,953)
Purchase of treasury shares, at cost				(81,967)		(81,967)
Balance at Dec. 31, 2010	8,846,670	44,841,370	(383,669)	(9,624,681)		43,679,690
Net income		2,874,616			2,874,616	2,874,616
Other comprehensive income:
Unrealized gain (loss) on available for sale securities, net of tax			781,462		781,462	781,462
Comprehensive income					3,656,078
Cash dividends paid		(1,875,018)				(1,875,018)
Purchase of treasury shares, at cost				(237,919)		(237,919)
Balance at Dec. 31, 2011	$ 8,846,670	$ 45,840,968	$ 397,793	$ (9,862,600)		$ 45,222,831